Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net Income (loss)	$ (1,470,901)	$ (90,848)	$ (3,035,043)	$ (417,314)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	8,425	26,609	53,947	101,708
Provision for bad debts			0	(76,227)
Change in fair value of derivatives	(1,213,382)	0	319,633	0
Derivative expense			660,853	0
Amortization of right of use assets			2,712	0
Amortization of deferred financing costs			4,208	0
Amortization of debt discount	52,979	0	32,814	0
Gain (loss) on extinguishment of debt			(2,390,000)	0
Amortization of deferred financing costs	6,755	0
Issuance of stock for services	148,000	0
Changes in assets and liabilities:
Increase (decrease) accounts receivable	7,821	13,756	(46,357)	98,384
Increase (decrease) inventories	(22,835)	(5,605)	50,670	(37,335)
Increase (decrease) deferred compensation	25,000	25,000	50,000	167,262
Increase (decrease) operating lease obligation			(2,712)	0
Increase (decrease) accounts payable and accrued liabilities	48,284	23,028	73,587	66,941
Net cash used in operating activities	(11,210)	(8,060)	(84,954)	(96,581)
Cash flows from investing activities:
Capital expenditures	0	(3,100)	(7,572)	(31,345)
Net cash used in investing activities	0	(3,100)	(7,572)	(31,345)
Cash flows from financing activities:
Proceeds from loans	0	7,260	30,000	125,000
Proceeds from convertible debt			157,140	0
Repayments of bank lines of credit			0	(14,700)
Repayments to Principal Executive Officer, net	(11,580)	0	(71,824)	(4,095)
Net cash (used in) provided by financing activities	(11,580)	11,160	115,316	106,205
Advances from Principal Executive Officer, net	0	3,900
Increase (decrease) prepaid expenses	(28,120)	0
Net increase (decrease) increase in cash	(22,790)	0	22,790	(21,721)
Cash - beginning of periods	22,790	0	0	21,721
Cash - end of periods	0	0	22,790	0
Supplemental cash flow information:
Cash paid for income taxes	0	0	0	0
Cash paid for interest	0	0	58,038	58,038
Supplemental disclosure of non-cash investing and financing activities:
Issuance of convertible debt for deferred financing costs			22,860	0
Debt discount from fair value of imbedded derivative			337,496	0
Reclassification of loan payable to convertible debt			125,000
Issuance of stock for debt conversion, value	$ 23,100	$ 16,640	$ 15,318	$ 56,923